Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Accounts receivable, net

4 Accounts receivable, net

	December 31,
	2023	2022
	US$	US$

Accounts receivable	2,638,333	3,184,892
Allowance for credit losses	(187,462)	(117,195)
	2,450,871	3,067,697

The movements in allowance for credit losses are as follows:

	December 31,
	2023	2022
	US$	US$

Balance at the beginning of year	117,195	-
Additional for the year	70,267	-
Acquisition of a subsidiary	-	117,195
Balance at the end of year	187,462	117,195